Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses

3. Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Accrued expenses:
Professional service fees	$2,246	$1,308
Payroll	338	921
Other current liabilities:
Other	-	6
Total accrued expenses and other current liabilities	$2,584	$2,235